Business (Tables)	12 Months Ended
Dec. 31, 2012
Business [Abstract]
Property/Unit schedule

	Properties	Apartment Units
Wholly Owned Properties	382	106,856
Partially Owned Properties – Consolidated	19	3,475
Military Housing	2	5,039
	403	115,370